Short-term loan - Additional Information (Details) - 1 months ended Jun. 30, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Short-term loan
Short-term loan	¥ 5,000	$ 737
Debt Instrument, Basis Spread on Variable Rate	0.55%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember